INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2023
Intangible Assets And Goodwill
INTANGIBLE ASSETS AND GOODWILL

11. INTANGIBLE ASSETS AND GOODWILL

	Patents	Customer Relationships	Brand	Software	Goodwill	Total
Cost
Balance at December 31, 2021	$41,931	$197,000	$23,000	$552,000	$5,940,409	$6,754,340
Additions	-	-	-	4,684	-	4,684
Foreign exchange translation	-	-	1,571	29,576	257,782	288,929
Impairment	-	-	(24,571)	(462,577)	(6,198,191)	(6,685,339)
Balance at December 31, 2022	$41,931	$197,000	$-	$123,683	$-	$362,614
Impairment	-	(87,415)	-	-	-	(87,415)
Balance at December 31, 2023	$41,931	$109,585	$-	$123,683	$-	$275,199

Accumulated amortization
Balance at December 31, 2021	$41,931	$60,414	$3,450	$114,235	$-	$220,030
Charge for the year	-	27,317	4,719	147,446	-	179,482
Foreign exchange translation	-	-	431	13,295	-	13,726
Impairment	-	-	(8,600)	(221,825)	-	(230,425)
Balance at December 31, 2022	41,931	87,731	-	53,151	-	182,813
Charge for the year	-	21,854	-	14,106	-	35,960
Balance at December 31, 2023	$41,931	$109,585	$-	$67,257	$-	$218,773

Net book value:
December 31, 2022	$-	$109,269	$-	$70,532	$-	$179,801
December 31, 2023	$-	$-	$-	$56,426	$-	$56,426

Goodwill

On December 31, 2022 the Company performed its annual goodwill impairment test on Vital and Dronelogics. The Company determined the recoverable amount based on a value in use calculation using the following key assumptions:

●	5 year post tax cash flow projections expected to be generated based on a financial forecast with a terminal growth rate of 2% (2021 – 2%).
●	Budgeted cash flows calculated using a weighted average revenue EBITDA margin of 6.5% (2021 – 14%) for Dronelogics and 0% (2021 – 42%) for Vital Intelligence Inc. (“Vital”) respectively were estimated by management based on the past performance and future growth prospects as well as observed trends among comparable companies.
●	Cash flows were discounted at the weighted average cost of capital of 19% (2021 – 17%) for Dronelogics and 29% (2021 – 24%) for Vital based on peer group averages and adjusted for the Company’s risk factors.

Based on the annual goodwill impairment test, the Company determined that the goodwill for Dronelogics and Vital required impairment, as such the Company recorded an impairment charge of $2,166,563 (2021 – nil) for Dronelogics and $4,031,628 (2021 - $4,579,763) for Vital. In addition to the goodwill, the Company deemed that the brand and software for Vital required impairment, as such the Company recorded an impairment charge of $15,971 and $240,752 respectively.

The most sensitive inputs to the value in use model are the growth and discount rates. All else being equal:

●	A 10% reduction in the Value in use for the discounted cash flow model would result in a reduction of $104,248 for Dronelogics (2021 – $597,100) and $Nil for Vital (2021 - $570,133).

Draganfly Inc.

Amended and Restated Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2023

Expressed in Canadian Dollars